Equity-accounted investees - Impairment test (Details) - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2021	Jan. 01, 2029
Equity-accounted investees
Percent Increase Or Decrease In Revenue Impact On Impairment Of The Investment In Associate	(5.00%)
Percent Increase Or Decrease In EBITDA Impact On Impairment Of The Investment In Associate	(10.00%)
Percent Increase Or Decrease In Discount Rate Impact On Impairment Of The Investment In Associate	1.00%
Impairment as a result of reasonably possible decrease in annual growth rate	₽ 81,813
Impairment as a result of reasonably possible decrease in EBITDA assumptions	47,754
Impairment as a result of reasonably possible increase in pre-tax discount rate	₽ 46,534
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Equity-accounted investees
Period over which management has projected cash flows	7 years
Revenue Growth Rate Applied to Cash Flow Projections	41.10%
Expected EBITDA Margin of the Investment in Associate	34.90%
Discount rate applied to the cash flow projections	17.60%
YouDo. | Forecast
Equity-accounted investees
Annual growth rate for the forecasted cash flows		3.00%